Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Personnel Expenses [abstract]
Summary of Personnel Expenses
The following are the items included in the account as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Payroll	(54,764,497)	(54,506,021)	(58,186,840)
Social Contributions on Payroll	(13,055,718)	(12,723,002)	(13,386,919)
Personnel Compensations and Rewards	(24,189,712)	(18,892,664)	(17,087,970)
Services for Personnel	(2,694,456)	(2,305,942)	(2,249,939)
Other Short-term Personnel Expenses	(1,963,003)	(1,754,829)	(2,297,930)
Other Long-term Personnel Expenses	(224,071)	(287,815)	(363,840)
Total	(96,891,457)	(90,470,273)	(93,573,438)